REGULATORY MATTERS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
REGULATORY MATTERS

Note 8 - Regulatory Matters

The Bank’s actual capital amounts and ratios at March 31, 2019 and December 31, 2018 are summarized as follows:

						To Be Well
						Capitalized Under
	Actual		For Capital			Prompt Corrective
	Capital		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio

March 31, 2019
Total Capital (to Risk Weighted Assets)	$131,884	14.45%	$73,014	>	8.0%	$91,267	>	10.0%
Tier 1 Capital (to Risk Weighted Assets)	120,471	13.20	54,760	>	6.0	73,014	>	8.0
Common Equity Tier 1 Capital (to Risk Weighted Assets)	120,471	13.20	41,070	>	4.5	59,324	>	6.5
Tier 1 Capital (to Average Assets)	120,471	12.20	39,512	>	4.0	49,391	>	5.0

December 31, 2018
Total Capital (to Risk Weighted Assets)	$128,939	14.55%	$70,891	>	8.0%	$88,614	>	10.0%
Tier 1 Capital (to Risk Weighted Assets)	117,855	13.30	53,168	>	6.0	70,891	>	8.0
Common Equity Tier 1 Capital (to Risk Weighted Assets)	117,855	13.30	39,876	>	4.5	57,599	>	6.5
Tier 1 Capital (to Average Assets)	117,855	12.69	37,157	>	4.0	46,446	>	5.0

Note 11 - Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Effective January 1, 2015 (with a phase-in period of two to four years for certain components), the Bank became subject to capital regulations adopted by the FDIC, which implement the Basel III regulatory capital reforms and the changes required by the Dodd-Frank Act. The regulations require a minimum Common Equity Tier 1 (“CET1”) capital ratio of 4.5%, a minimum Tier 1 capital to risk-weighted assets ratio of 6.0%, a minimum total capital to risk-weighted assets ratio of 8.0% and a minimum Tier 1 leverage ratio of 4.0%. CET1 generally consists of common stock and retained earnings, subject to applicable adjustments and deductions. Under prompt corrective action regulations, in order to be considered “well capitalized,” the Bank must maintain a CET1 capital ratio of 6.5% or greater, a Tier 1 risk-based capital ratio of 8.0% or greater, a total risk-based capital ratio of 10.0% or greater and a leverage ratio of 5.0% or greater. In addition, the regulations establish a capital conservation buffer above the required capital ratios that started phasing in on January 1, 2016 at 0.625% of risk-weighted assets and increases each year by 0.625% until it is fully phased in at 2.5% effective January 1, 2019. At December 31, 2018, the Bank exceeded the fully phased in regulatory requirement for the capital conservation buffer. Failure to maintain the capital conservation buffer could limit the ability of the Bank and the Company to pay dividends, repurchase shares or pay discretionary bonuses.

As of December 31, 2018 and 2017, the Bank met the conditions to be classified as well capitalized under the regulatory framework for prompt corrective action.

The Bank’s actual capital amounts and ratios at December 31, 2018 and 2017 are summarized as follows:

						To Be Well
						Capitalized Under
	Actual		For Capital			Prompt Corrective
	Capital		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio

December 31, 2018
Total Capital (to Risk Weighted Assets)	$128,939	14.55%	$70,891	>	8.0%	$88,614	>	10.0%
Tier 1 Capital (to Risk Weighted Assets)	117,855	13.30	53,168	>	6.0	70,891	>	8.0
Common Equity Tier 1 Capital (to Risk Weighted Assets)	117,855	13.30	39,876	>	4.5	57,599	>	6.5
Tier 1 Capital (to Average Assets)	117,855	12.69	37,157	>	4.0	46,446	>	5.0

December 31, 2017
Total Capital (to Risk Weighted Assets)	$116,869	14.96%	$62,514	>	8.0%	$78,142	>	10.0%
Tier 1 Capital (to Risk Weighted Assets)	107,112	13.71	46,885	>	6.0	62,514	>	8.0
Common Equity Tier 1 Capital (to Risk Weighted Assets)	107,112	13.71	35,164	>	4.5	50,792	>	6.5
Tier 1 Capital (to Average Assets)	107,112	11.80	36,299	>	4.0	45,374	>	5.0

Liquidation Account

Upon the completion of the Company’s stock offering in 2015, a special “liquidation account” was established for the benefit of certain depositors of the Bank in an amount equal to the percentage ownership interest in the equity of the Company to be held by persons other than the MHC as of the date of the latest balance sheet contained in the prospectus. The Company is not permitted to pay dividends on its capital stock if the Company’s shareholders’ equity would be reduced below the amount of the liquidation account. The liquidation account is reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation account.